Class R5 and R6 | INVESCO AMERICAN FRANCHISE FUND
Fund Summaries ‐ INVESCO AMERICAN FRANCHISE FUND
Investment Objective(s)
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class R5 and R6 INVESCO AMERICAN FRANCHISE FUND	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class R5 and R6 INVESCO AMERICAN FRANCHISE FUND	Class R5	Class R6
Management Fees	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.11%	0.04%
Total Annual Fund Operating Expenses	0.70%	0.63%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class R5 and R6 INVESCO AMERICAN FRANCHISE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5	72	224	390	871
Class R6	64	202	351	786

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in, the U.S. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest up to 20% of its net assets in securities of foreign issuers.

The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), uses a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The Adviser uses a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the "Benchmark Descriptions" section of the prospectus. The Fund's and the Van Kampen American Franchise Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for Class R5 shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The returns for Class R6 shares shown prior to September 24, 2012 are those of the Class A shares of the Fund and predecessor fund. Class R5 and R6 shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. The predecessor fund was advised by Van Kampen Asset Management.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Class R5 shares year-to-date (ended September 30, 2014): 5.83% Best Quarter (ended March 31, 2012): 17.86% Worst Quarter (ended September 30, 2011): -17.06%
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Class R5 and R6 INVESCO AMERICAN FRANCHISE FUND		1 Year	5 Years	Since Inception	Inception Date
Class R5 shares:	[1]	40.16%	18.82%	8.76%	Dec. 22, 2010
Class R5 shares: Return After Taxes on Distributions	[1]	38.72%	18.48%	8.36%	Dec. 22, 2010
Class R5 shares: Return After Taxes on Distributions and Sale of Fund Shares	[1]	23.82%	15.35%	7.10%	Dec. 22, 2010
Class R6 shares:	[1]	40.40%	18.70%	8.69%	Sep. 24, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	7.56%	Jun. 30, 2005
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.48%	20.39%	8.71%	Jun. 30, 2005
Lipper Large-Cap Growth Funds Index		35.41%	19.43%	7.63%	Jun. 30, 2005
[1]	Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' performance shown prior to the inception date is that of the Fund's and the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is June 23, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.